DEFERRED TAX COMPUTATION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
DEFERRED TAX COMPUTATION
Schedule Of Deferred Tax Asset And Liabilities
Deferred tax assets:	September 30, 2020	December 31, 2019
Net operating loss carryovers	$6,289,482	$5,404,935
Stock-based compensation	-	-
Other temporary differences	-	-
Total deferred tax assets	$6,289,482	5,404,935
Valuation allowance	(6,289,482)	(5,404,935)
Net deferred tax asset	$-	$-

	31st Dec 2019	31st Dec 2018
Deferred tax assets:
Net operating loss carryovers	$5,404,935	$2,037,105
Stock-based compensation	-	-
Other temporary differences	-	-
Total deferred tax assets	5,404,935	2,037,105
Valuation allowance	(5,404,935)	(2,037,105)
Net deferred tax asset	$-	$-